Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 11.3%
Diversified Telecommunication Services 0.2%
Ooma, Inc.(a)	49,984	519,834
Entertainment 1.8%
Activision Blizzard, Inc.	100,808	5,334,760
Sciplay Corp., Class A(a)	65,756	703,589
Total		6,038,349
Interactive Media & Services 8.2%
Alphabet, Inc., Class A(a)	10,750	13,127,255
Alphabet, Inc., Class C(a)	10,674	13,011,606
Tencent Holdings Ltd., ADR	19,900	828,536
Total		26,967,397
Media 1.1%
Comcast Corp., Class A	23,100	1,041,348
Discovery, Inc., Class A(a)	100,100	2,665,663
Total		3,707,011
Total Communication Services		37,232,591
Consumer Discretionary 0.6%
Internet & Direct Marketing Retail 0.6%
Booking Holdings, Inc.(a)	955	1,874,292
Total Consumer Discretionary		1,874,292
Industrials 0.2%
Professional Services 0.2%
Nielsen Holdings PLC	32,000	680,000
Total Industrials		680,000
Information Technology 85.9%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	17,900	4,276,668
CommScope Holding Co., Inc.(a)	61,100	718,536
F5 Networks, Inc.(a)	2,600	365,092
Nokia OYJ, ADR	92,600	468,556
Plantronics, Inc.	20,500	765,060
Total		6,593,912
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 11.6%
Cerence, Inc.(a),(b)	24,664	340,363
DXC Technology Co.	94,740	2,794,830
Euronet Worldwide, Inc.(a)	9,525	1,393,508
Fidelity National Information Services, Inc.	44,200	5,867,992
Fiserv, Inc.(a)	41,300	4,278,267
Genpact Ltd.	68,000	2,635,000
Global Payments, Inc.	20,657	3,284,463
GoDaddy, Inc., Class A(a)	28,415	1,874,822
Pagseguro Digital Ltd., Class A(a)	69,397	3,213,775
Visa, Inc., Class A	72,100	12,401,921
Total		38,084,941
Semiconductors & Semiconductor Equipment 38.8%
Advanced Energy Industries, Inc.(a)	57,700	3,312,557
Applied Materials, Inc.	197,800	9,870,220
Broadcom, Inc.	60,600	16,729,842
Cypress Semiconductor Corp.	97,487	2,275,347
Infineon Technologies AG	382,900	6,879,470
Inphi Corp.(a)	58,805	3,590,045
Lam Research Corp.	100,739	23,281,790
Marvell Technology Group Ltd.(c)	458,192	11,441,054
Micron Technology, Inc.(a)	260,995	11,183,636
MKS Instruments, Inc.	4,700	433,716
NXP Semiconductors NV	56,400	6,154,368
ON Semiconductor Corp.(a)	413,318	7,939,839
Qorvo, Inc.(a)	57,362	4,252,819
SMART Global Holdings, Inc.(a)	18,299	466,258
Synaptics, Inc.(a)	155,700	6,220,215
Teradyne, Inc.	200,060	11,585,475
Xperi Corp.	102,583	2,121,416
Total		127,738,067
Software 23.2%
Cornerstone OnDemand, Inc.(a)	32,921	1,804,729
ForeScout Technologies, Inc.(a)	22,700	860,784
Fortinet, Inc.(a)	87,495	6,716,116
LogMeIn, Inc.	45,819	3,251,316
Microsoft Corp.	74,900	10,413,347
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nuance Communications, Inc.(a)	600,304	9,790,958
Oracle Corp.	108,200	5,954,246
Palo Alto Networks, Inc.(a)	30,200	6,155,666
Ping Identity Holding Corp.(a)	32,012	552,207
SailPoint Technologies Holding, Inc.(a)	66,019	1,233,895
Salesforce.com, Inc.(a)	34,300	5,091,492
Splunk, Inc.(a)	13,358	1,574,374
Symantec Corp.	138,100	3,263,303
Synopsys, Inc.(a)	102,689	14,094,065
TeamViewer AG(a)	51,877	1,396,056
TiVo Corp.	334,500	2,547,218
Verint Systems, Inc.(a)	40,000	1,711,200
Total		76,410,972
Technology Hardware, Storage & Peripherals 10.3%
Apple, Inc.	70,000	15,677,900
Dell Technologies, Inc.(a)	49,800	2,582,628
NetApp, Inc.	140,700	7,388,157
Western Digital Corp.(c)	141,300	8,427,132
Total		34,075,817
Total Information Technology		282,903,709
Total Common Stocks (Cost $224,164,558)		322,690,592

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(e)	3,014,722	3,014,420
Total Money Market Funds (Cost $3,014,420)		3,014,420
Total Investments in Securities (Cost: $227,178,978)		325,705,012
Other Assets & Liabilities, Net		3,575,882
Net Assets		329,280,894

At September 30, 2019, securities and/or cash totaling $8,004,024 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(124,850)	(50)	32.00	1/17/2020	(3,987)	(925)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(152,317)	(61)	31.00	1/17/2020	(5,900)	(1,617)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(1,171,093)	(469)	35.00	1/15/2021	(47,819)	(59,094)
Western Digital Corp.	Deutsche Bank	USD	(2,391,564)	(401)	90.00	1/15/2021	(148,913)	(112,080)
Total							(206,619)	(173,716)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(1,181,081)	(473)	15.00	01/17/2020	(50,669)	(1,656)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(2,409,605)	(965)	17.00	01/15/2021	(132,165)	(100,360)
Western Digital Corp.	Deutsche Bank	USD	(2,391,564)	(401)	40.00	01/15/2021	(127,060)	(153,383)
Total							(309,894)	(255,399)
2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Valuation based on significant unobservable inputs.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	9,299,869	76,019,898	(82,305,045)	3,014,722	(40)	—	108,249	3,014,420
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2019	3